Post-employment Benefits - Schedule of Pension Remeasurement Recognized in Statement Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	$ 1,278	$ 1,039
Changes in financial assumptions	50	141	$ (964)
Experience adjustments	(831)	(966)	(421)
Total actuarial gains (losses)	497	214	(1,385)
Return on plan assets	(32)	(45)	(93)
Currency translation differences	(4)	15	(45)
Total recognized	461	184	(1,523)
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	1,278	1,039
Changes in financial assumptions	37	157	(949)
Experience adjustments	(844)	(952)	(431)
Total actuarial gains (losses)	471	244	(1,380)
Return on plan assets	(32)	(45)	(93)
Currency translation differences	(4)	13	(45)
Total recognized	435	212	(1,518)
Unfunded
Disclosure Of Defined Benefit Plans [Line Items]
Changes in financial assumptions	13	(16)	(15)
Experience adjustments	13	(14)	10
Total actuarial gains (losses)	26	(30)	(5)
Currency translation differences		2
Total recognized	$ 26	$ (28)	$ (5)